CONCENTRATIONS (Details Narrative) - Net Sales [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2015	Dec. 31, 2013
One Customer [Member]
Concentration risk percentage		30.00%	65.00%
Two Customers [Member]
Concentration risk percentage	56.00%
SOUTH KOREA [Member]
Concentration risk percentage	44.00%	36.00%
CANADA [Member]
Concentration risk percentage		13.00%
JAPAN [Member]
Concentration risk percentage	17.00%
ISRAEL [Member]
Concentration risk percentage			65.00%